Nov-05-02 03:42pm From- T-019 P.002/002 F-484

Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

02062451

1-31527

November 5, 2002

CERT NYS

RECD S.E.C.
NOV 5 2002
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CONCORD EFS, INC., Common Stock, $0.33 1/3 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 5, 2002. Tentative listing date – November 7, 2002.

Sincerely,

[signature]

PROCESSED
NOV 18 2002
THOMSON
FINANCIAL